Shareholder Report, Average Annual Return (Details) LMZ0400_Franklin Multi-Asset Defensive Growth Fund_Class C1_TSR Annual {Class C1}		12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C1 (with sales charge)
Average Annual Return, Percent		8.19%	3.55%	5.08%
Without Sales Load [Member] | Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C1
Average Annual Return, Percent		9.19%	3.55%	5.08%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		15.31%	14.09%	15.38%
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Composite Benchmark†
Average Annual Return, Percent	[1]	10.47%	3.85%	5.93%

[1]
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.